DWS Small Mid Cap Growth VIP Annual Fund Operating Expenses - Class A [Member] - DWS Small Mid Cap Growth VIP - Class A	Apr. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.85%